RIDGEWORTH FUNDS

Supplement dated March 18, 2013 to the

Summary Prospectus and Prospectus,

each dated August 1, 2012

RidgeWorth International Equity Index Fund (A & I Shares)

The information in this Supplement updates information in, and should be read in conjunction with the Prospectus.

1.	The Prospectus is hereby amended to reflect the following portfolio manager changes:

Mr. Matthew Welden no longer serves as a portfolio manager of the RidgeWorth International Equity Index Fund (the “Fund”). References to Mr. Welden as co-portfolio manager of the Fund in the Prospectus are hereby deleted in their entirety.

2.	The paragraph under the heading “Portfolio Management” in the “Summary Section” for the Fund on p. 30 of the Prospectus is hereby deleted in its entirety and is replaced with the following paragraph:

Mr. Chad Deakins, CFA, President and Chief Investment Officer of Certium, has managed the Fund since 2013 and either managed or co-managed the Fund since 1999.

3.	In the section entitled “Investment Subadvisers – Certium Asset Management” on page 36 of the Prospectus, the fourth and fifth paragraphs are hereby deleted in their entirety and replaced with the following paragraphs:

Mr. Chad Deakins, CFA, currently serves as President and Chief Investment Officer of Certium and as a Vice President of the Adviser. He has managed the International Equity Index Fund since 2013 and either managed or co-managed the Fund since 1999. He has managed the International Equity Fund since 2000. He has more than 17 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RFSP – 154

RIDGEWORTH FUNDS

Supplement dated March 18, 2013 to the

Statement of Additional Information dated August 1, 2012

RidgeWorth International Equity Index Fund (A & I Shares)

The information in this Supplement updates information in, and should be read in conjunction with the SAI.

1.	All references to, and information about, Mr. Matthew Welden in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RFSP – 155